Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of significant accounting policies
Schedule of exchange rates per £1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2026	2025	2024	2026	2025	2024
Euro	1.1615	1.1667	1.1799	1.1510	1.1908	1.1652
US Dollar	1.3272	1.3709	1.2643	1.3421	1.2972	1.2605